Document and Entity Information	0 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 26, 2013
Document Effective Date	Mar. 27, 2013
Prospectus Date	Mar. 27, 2013
Aurora Horizons Fund | Aurora Horizons Fund | Aurora Horizons Fund - Class A
Risk/Return:
Trading Symbol	AHFAX
Aurora Horizons Fund | Aurora Horizons Fund | Aurora Horizons Fund - Class C
Risk/Return:
Trading Symbol	AHFCX
Aurora Horizons Fund | Aurora Horizons Fund | Aurora Horizons Fund - Class Y
Risk/Return:
Trading Symbol	AHFYX